Description of Organization and Business Operations (Details)					1 Months Ended		3 Months Ended						9 Months Ended	12 Months Ended
	Feb. 02, 2022 USD ($) $ / shares shares	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 USD ($) shares	Jan. 18, 2021 USD ($) shares	Jan. 31, 2022 USD ($)	Sep. 30, 2021 $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) item $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Aug. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum										1	1						1	1
Purchase price, per unit | $ / shares							$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00			$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Sale of Private Placement Warrants (in shares) | shares		16,738,636												16,738,636	16,738,636	16,738,636	16,738,636	16,738,636
Proceeds from private placement warrants															$ 4,238,636
Deferred underwriting fee payable							$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000			$ 4,375,000	4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000
Other offering costs												$ 592,618
Proceeds from Related Party Debt												67,000
Payments for investment of cash in Trust Account															125,000,000
Condition for future business combination use of proceeds percentage										80							80
Condition for future business combination threshold Percentage Ownership										50							50
Condition for future business combination threshold Net Tangible Assets							$ 5,000,001	5,000,001	5,000,001	$ 5,000,001	$ 5,000,001			$ 5,000,001	5,000,001	5,000,001	$ 5,000,001	5,000,001
Redemption limit percentage without prior consent										15							15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)										100.00%							100.00%
Months to complete acquisition | item											15
Maximum Allowed Dissolution Expenses								100,000							100,000
Threshold business days for redemption of public shares							10 days							10 days
Cash							$ 335,162	335,162	335,162	$ 335,162	$ 335,162			$ 687,581	687,581	687,581	$ 687,581	687,581
Investments held in trust account							$ 125,013,199	125,013,199	$ 125,013,199	$ 125,013,199	$ 125,013,199			$ 125,002,997	125,002,997	$ 125,002,997	$ 125,002,997	$ 125,002,997
Working Capital								1,650,918							459,528
Income on investments held in Trust Account and other interest								10,202							3,001
Aggregate purchase price												25,000			25,000
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price								$ 6,750							$ 6,750
Business Combination Agreement | Credit Facility
Subsidiary, Sale of Stock [Line Items]
Payments as an expense deposit in connection with credit facility					$ 100,000
Amount of term loan	$ 30,000,000
Business Combination Agreement | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Forfeiture Shares | shares	360,750
Period for forfeiture of shares	3 years
PIPE and Backstop Investors | Subscription Agreements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	500,000
Purchase price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 5,000,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		1,500,000
Price of warrant | $ / shares		$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares		11,000,000							11,000,000							11,000,000
Purchase price, per unit | $ / shares		$ 10.00				$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 110,000,000						$ 110,000,000					$ 110,000,000		$ 110,000,000
Transaction Costs		13,130,743										13,130,743		$ 13,130,743	13,130,743	$ 13,130,743	$ 13,130,743	$ 13,130,743
Underwriting fees		2,187,500										2,187,500		2,187,500	2,187,500	2,187,500	2,187,500	2,187,500
Deferred underwriting fee payable		4,375,000					$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000	4,375,000		4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Other offering costs		592,618												592,618	592,618	592,618	592,618	592,618
Fair value of shares issued to the anchor investors and representative shares		5,975,625										$ 5,975,625		$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625
Contingent deferred underwriting fees payable		4,375,000
Payments for investment of cash in Trust Account		$ 125,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		4,000,000					4,000,000	4,000,000	4,000,000	4,000,000	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares		$ 1.00					$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants		$ 4,000,000						$ 4,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares							4,000,000	4,000,000	4,000,000	4,000,000	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares							$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00			$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants								$ 4,000,000							$ 4,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares		1,500,000							1,650,000							1,650,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 15,000,000
Sale of Private Placement Warrants (in shares) | shares			1,500,000																1,500,000
Proceeds from Issuance of Private Placement		$ 15,238,636
Redemption period upon closure			45 days
Number of shares issued | shares						62,500
Aggregate purchase price			$ 15,000,000
Over-allotment option | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Redemption period upon closure			45 days
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		238,636
Price of warrant | $ / shares		$ 1.00
Proceeds from private placement warrants		$ 238,636
Sponsor | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				2,875,000
Aggregate purchase price				$ 25,000